Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	$ 50,000
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	1.29
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	$ 50,000
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	1.63
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	$ 50,000
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	1.48
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	$ 50,000
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	0.93
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	$ 50,000
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	1.02
Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	$ 250,000